SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 23,100	$ 21,039	$ 17,931
Costs attributed to revenues	(12,852)	(12,032)	(10,731)
General and administrative costs	(426)	(405)	(413)
Other (expense) income	(344)	(238)	(252)
Interest expense	(3,868)	(3,387)	(2,501)
Depreciation and amortization	(4,024)	(3,644)	(2,739)
Deferred taxes	156	324	(5)
Mark-to-market on hedging items and other	163	(413)	(301)
Share of earnings from associates	627	439	459
Net income attributable to non-controlling interest	(1,441)	(1,292)	(1,016)
Net income (loss) attributable to partnership	1,091	391	432
Utilities
Disclosure of operating segments [line items]
Revenues	9,061	8,295	7,862
Transport
Disclosure of operating segments [line items]
Revenues	4,595	4,969	3,897
Midstream
Disclosure of operating segments [line items]
Revenues	5,049	4,352	4,205
Data
Disclosure of operating segments [line items]
Revenues	4,395	3,423	1,967
Operating segments
Disclosure of operating segments [line items]
Revenues	8,009	7,742	7,124
Costs attributed to revenues	(3,316)	(3,273)	(3,120)
General and administrative costs	(426)	(405)	(413)
Other (expense) income	69	54	37
Interest expense	(1,709)	(1,650)	(1,340)
FFO	2,627	2,468	2,288
Depreciation and amortization	(1,736)	(1,681)	(1,429)
Deferred taxes	67	57	(30)
Mark-to-market on hedging items and other	133	(453)	(397)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	1,091	391	432
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	2,838	2,667	2,655
Costs attributed to revenues	(1,510)	(1,415)	(1,328)
General and administrative costs	0	0	0
Other (expense) income	(118)	(118)	(115)
Interest expense	(424)	(374)	(333)
FFO	786	760	879
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	2,351	2,505	2,065
Costs attributed to revenues	(788)	(859)	(830)
General and administrative costs	0	0	0
Other (expense) income	(35)	(23)	(11)
Interest expense	(384)	(399)	(336)
FFO	1,144	1,224	888
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	1,691	1,667	1,736
Costs attributed to revenues	(675)	(693)	(741)
General and administrative costs	0	0	0
Other (expense) income	(16)	(5)	(23)
Interest expense	(332)	(344)	(288)
FFO	668	625	684
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	1,129	903	668
Costs attributed to revenues	(343)	(306)	(221)
General and administrative costs	0	0	0
Other (expense) income	24	2	0
Interest expense	(308)	(266)	(172)
FFO	502	333	275
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(426)	(405)	(413)
Other (expense) income	214	198	186
Interest expense	(261)	(267)	(211)
FFO	(473)	(474)	(438)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Revenues	(1,838)	(1,973)	(2,125)
Costs attributed to revenues	506	580	783
General and administrative costs	0	0	0
Other (expense) income	(15)	59	47
Interest expense	377	393	372
Depreciation and amortization	470	468	477
Deferred taxes	(55)	(22)	(18)
Mark-to-market on hedging items and other	(43)	56	5
Share of earnings from associates	598	439	459
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	16,929	15,270	12,932
Costs attributed to revenues	(10,042)	(9,339)	(8,394)
General and administrative costs	0	0	0
Other (expense) income	(398)	(351)	(336)
Interest expense	(2,536)	(2,130)	(1,533)
Depreciation and amortization	(2,758)	(2,431)	(1,787)
Deferred taxes	144	289	43
Mark-to-market on hedging items and other	73	(16)	91
Share of earnings from associates	29	0	0
Net income attributable to non-controlling interest	(1,441)	(1,292)	(1,016)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0